Leases - Summary of information about leases of lessor in income statement (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of quantitative information about leases for lessor [abstract]
Interest on finance lease receivable	£ 11
Income from sub-leasing right-of-use assets (within other income)	£ 17